Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income
Government grants	$ 4,668	$ 7,379	$ 11,534
Others	1,387	2,326	5,971
Total	$ 6,055	$ 9,705	$ 17,505